Financial income, financial expenses and foreign exchange losses- Additional Information (Details) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended
	Jun. 01, 2021	Jul. 31, 2021	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Consideration paid in cash			€ 117,686	€ 585		€ 4,224
Group’s percentage interest			90.00%
Warrants - Changes in fair value			€ (22,909)	(1,171)		(4,137)
Foreign exchange losses			(5,262)	(7,869)	[1]	(7,791)	[1]
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax			4,705
Securities
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Disposals			(267,826)	(42,137)
Proceeds from disposals			270,317
Realized gains/(losses)			€ 2,494	€ 227
Lanificio | Subsidiaries
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Percentage of additional interest acquired in subsidiary		10.00%
Consideration paid in cash		€ 9,600
Group’s percentage interest		100.00%
Put options
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Additional purchase of options, percent	5.00%
Put option, noncontrolling interest, percent			10.00%	10.00%
Increase (decrease) in fair value of financial liability			€ 11,587	€ 11,426		7,833
Dondi put options
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Increase (decrease) in fair value of financial liability			3,205			2,035
Lanificio put option
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Increase (decrease) in fair value of financial liability						3,523
Options
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Gains related to options			€ 14,792	€ 470		€ 20,675

[1]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.